GEOGRAPHIC AND CUSTOMER INFORMATION - Summary of long-Lived Assets Based on Location (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	$ 51,256	$ 57,416
Israel [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	50,318	56,424
United States [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	8	50
Germany [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	909	929
Other Currency [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	$ 21	$ 13